Document and Entity Information	Jul. 16, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 16, 2021
Entity Registrant Name	OppFi Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39550
Entity Tax Identification Number	85-1648122
Entity Address, Address Line One	130 E. Randolph Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	212-8079
Entity Information, Former Legal or Registered Name	FG New America Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001818502
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	105 S. Maple Street
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60143
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	OPFI
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	OPFI WS
Security Exchange Name	NYSE